Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Disclosure of key management personnel compensation	For each of the period presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

(in thousands of euro)	June 30, 2023	June 30, 2022

Personnel and other short-term employee benefits	1,386	1,205
Extra pension benefits	11	11
Share-based compensation	408	891
Advisory fees	318	—
Executive Board Members and other Executive Members compensation	2,123	2,107

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of June 30, 2023 are as follows:

	As of June 30,2023
(in thousands of euro)	Payments	Assets/Liabilities

Collection (AstraZeneca to the Company) / Receivables	3,281	863
Payments (the Company to AstraZeneca) / Liabilities	(8,139)	(2,587)
Total	(4,858)	(1,724)